Offerings - Offering: 1	Sep. 23, 2026 USD ($) securities
Offering:
Fee Previously Paid	false
Rule 457(o)	true	[1]
Security Type	Equity
Security Class Title	9.375% Series D Fixed-Rate Cumulative Redeemable Preferred Stock, par value $0.01 per share
Amount Registered | securities
Proposed Maximum Offering Price per Unit | securities
Maximum Aggregate Offering Price | $	$ 138,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 19,057.8
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”) and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form S-3ASR (File No. 333-289004) filed on July 28, 2025 (the “Registration Statement”), paid with the filing of this prospectus supplement.

[1]	This registration fee table shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”) and represents deferred payment of the registration fees in connection with the Registrant’s registration statement on Form S-3ASR (File No. 333-289004) filed on July 28, 2025 (the “Registration Statement”), paid with the filing of this prospectus supplement.